[EATON VANCE LOGO]
                                                     [PICTURE OF TAX FORMS]



                        Semiannual Report April 30, 2000

                                  EATON VANCE
                                  TAX-MANAGED
                                     VALUE
                                      FUND


[PICTURE OF STOCK MKT]


[PICTURE OF 1099 MISC]



                                             [EATON VANCE 75TH ANNIVERSARY LOGO]

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO]

Michael R. Mach, CFA
Portfolio Manager

INVESTMENT ENVIRONMENT
----------------------

- Through the first four months of 2000, the United States economy continued to enjoy the fruits of its long economic expansion. In response to this growth, the Federal Reserve Board maintained its strategy of increasing interest rates and of reducing financial liquidity. These actions, intended to moderate economic growth and thereby reduce the threat of inflation, contributed to stock market volatility.

- Signs that the Fed's actions may be starting to have their desired effect include recent volatility in reported levels of consumer spending. This volatility suggests the economy's strong momentum may be dissipating in the face of higher borrowing costs.

THE FUND
--------

  The Past Six Months

- During the period from inception on December 27, 1999, to April 30, 2000, the Fund's Class A shares had a total return of 6.60%, the result of an increase in net asset value (NAV) from $10.00 to $10.66.(1)

- The Fund's Class B shares had a total return of 3.10% from inception on January 18, 2000, to April 30, 2000, the result of an increase in NAV from $10.00 to $10.31.(1)

- The Fund's Class C shares had a total return of 5.80% from inception on January 24, 2000, to April 30, 2000, the result of an increase in NAV from $10.00 to $10.58.(1)

- For comparison, during the four months ended April 30, 2000, the Russell 1000 Value Index had a return of -0.69%, and the Lipper Multi-Cap Value Funds Classification had an average return of 0.60%.(2)

MANAGEMENT DISCUSSION

- Stock price performance through the early months of 2000 was quite erratic, as market leadership vacillated between the technology-driven, "new economy" stocks and more seasoned "old economy" stocks.

- In selecting stocks for the Fund, Management relied on in-depth research and fundamental analysis to identify companies we believe have attractive growth prospects supported by proven business franchises. To achieve its objective of long-term, after-tax returns, the Fund invested in shares of these companies only when shares could be purchased at prices we considered to be well below true market value.

- We believe that over time, stocks with these characteristics have the potential to appreciate in price, based on the companies' underlying earnings growth, and from possible increases in the earnings multiples used to value them. This "double-barreled" price appreciation potential is what we believe helps make value investing an attractive strategy for long-term wealth creation.

- Management seeks to minimize taxable income for shareholders by buying and holding stocks for the long term, and by harvesting tax losses, when they are available, to offset any taxable gains.

- Over the past four months, the health care, consumer staples, and energy-related sectors have been among the Fund's best-performing sectors. Among individual stocks, strong performers included Metlife, Inc.; Mellon Financial Corp.; Nabisco Holdings Corp.; and Schering-Plough Corp.

--------------------------------------------------------------------------------
FUND INFORMATION
AS OF APRIL 30, 2000

Performance(3)               Class A        Class B       Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                       N.A.           N.A.          N.A.
Life of Fund+                  6.60%          3.10%         5.80%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                       N.A.           N.A.          N.A.
Life of Fund+                  0.47%         -1.90%        4.80%

Inception Dates - Class A: 12/27/99; Class B: 1/18/00; Class C: 1/24/00

TEN LARGEST EQUITY HOLDINGS(4) BY TOTAL NET ASSETS
--------------------------------------------------------------------------------
Conoco, Inc.                              2.5%
Honeywell International, Inc.             2.5
International Business Machines Corp.     2.5
McGraw-Hill Cos., Inc.                    2.5
Abbott Laboratories                       2.4
Kimberly-Clark Corp.                      2.4
Exxon Mobil Corp.                         2.4
H&R Block, Inc.                           2.4
ALLTEL Corp.                              2.4
Gannett Co., Inc.                         2.4


(1) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge(CDSC)for Class B shares and Class C shares.

(2) It is not possible to invest directly in an Index or a Lipper
    Classification.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.
    SEC 1-Year return for Class C reflects 1% CDSC.

(4) Ten largest equity holdings accounted for 24.4% of the Fund's net assets. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2000
--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
AFTER-TAX PERFORMANCE
as of April 30, 2000

The table below sets forth the Fund's pre-tax and after-tax performance. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.

--------------------------------------------------------------------------------
Pre-Tax and After-Tax Average Annual Returns at Net Asset Value for the period ended April 30, 2000

Life of Fund*               Pre-Tax        After-Tax        Tax-Efficiency
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
Class A                      6.60%           6.60%             100.00%
Class B                      3.10%           3.10%             100.00%
Class C                      5.80%           5.80%             100.00%

*Inception Dates - Class A: 12/27/99; Class B: 1/18/00; Class C: 1/24/00
Source:TowersData, Bethesda, Md
--------------------------------------------------------------------------------

Pre-tax returns are calculated by determining the percentage change in net asset value with all distributions reinvested in Fund shares. After-tax returns are calculated similarly, except that distributions are reduced by federal income taxes before reinvestment.

The highest historical federal tax rates (currently 39.6% for dividends and 20% for capital gains) are used. The after-tax calculations do not take into account state or local taxes or the federal alternative minimum tax. If an investor sells Fund shares, any realized gains will be subject to taxes not reflected in the after-tax returns shown above.

The performance does not include the effects of the Class A shares initial sales charge (5.75% maximum) or any applicable contingent deferred sales charge (5.00% maximum for Class B shares and 1% for Class C shares redeemed in the first year).

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The after-tax returns shown above are not applicable to shares held in tax-deferred accounts (such as IRA or 401(k) accounts)and shares held by non-taxable entities (such as qualified pension plans and charities).

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 96.3%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Auto Parts and Equipment -- 2.9%
----------------------------------------------------------------------
Delphi Automotive Systems Corp.                  11,000    $   210,375
Tower Automotive, Inc.(1)                        14,500        226,562
----------------------------------------------------------------------
                                                           $   436,937
----------------------------------------------------------------------
Automobiles -- 1.3%
----------------------------------------------------------------------
General Motors Corp.                              2,000    $   187,250
----------------------------------------------------------------------
                                                           $   187,250
----------------------------------------------------------------------
Banks - Super Regional -- 8.1%
----------------------------------------------------------------------
Bank of America Corp.                             5,800    $   284,200
Firstar Corp.                                    10,000        248,750
FleetBoston Financial Corp.                       6,000        212,625
Mellon Financial Corp.                            8,500        273,062
Wells Fargo & Co.                                 4,500        184,781
----------------------------------------------------------------------
                                                           $ 1,203,418
----------------------------------------------------------------------
Beverages -- 1.4%
----------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                         3,000    $   211,687
----------------------------------------------------------------------
                                                           $   211,687
----------------------------------------------------------------------
Chemicals -- 3.4%
----------------------------------------------------------------------
Air Products and Chemicals, Inc.                  7,500    $   232,969
Dow Chemical Co. (The)                            2,500        282,500
----------------------------------------------------------------------
                                                           $   515,469
----------------------------------------------------------------------
Communications Equipment -- 1.3%
----------------------------------------------------------------------
Cable Design Technologies Corp.(1)                5,500    $   188,375
----------------------------------------------------------------------
                                                           $   188,375
----------------------------------------------------------------------
Communications Services -- 8.9%
----------------------------------------------------------------------
ALLTEL Corp.                                      5,300    $   353,112
Bell Atlantic Corp.                               4,600        272,550
BellSouth Corp.                                   7,000        340,812
MCI Worldcom, Inc.(1)                             4,500        204,469
SBC Communications, Inc.                          3,500        153,344
----------------------------------------------------------------------
                                                           $ 1,324,287
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Computer Software -- 0.3%
----------------------------------------------------------------------
BMC Software, Inc.(1)                             1,000    $    46,812
----------------------------------------------------------------------
                                                           $    46,812
----------------------------------------------------------------------
Computers and Business Equipment -- 3.4%
----------------------------------------------------------------------
International Business Machines Corp.             3,300    $   368,362
Xerox Corp.                                       5,500        145,406
----------------------------------------------------------------------
                                                           $   513,768
----------------------------------------------------------------------
Consumer Services -- 2.4%
----------------------------------------------------------------------
Block (H&R), Inc.                                 8,500    $   355,406
----------------------------------------------------------------------
                                                           $   355,406
----------------------------------------------------------------------
Containers and Packaging -- 1.0%
----------------------------------------------------------------------
Bemis Co., Inc.                                   4,000    $   147,250
----------------------------------------------------------------------
                                                           $   147,250
----------------------------------------------------------------------
Diversified Manufacturing and Services -- 3.0%
----------------------------------------------------------------------
Honeywell International, Inc.                     6,600    $   369,600
Pentair, Inc.                                     2,000         76,500
----------------------------------------------------------------------
                                                           $   446,100
----------------------------------------------------------------------
Drugs -- 4.8%
----------------------------------------------------------------------
Abbott Laboratories                               9,500    $   365,156
American Home Products Corp.                      1,000         56,187
Schering-Plough Corp.                             7,500        302,344
----------------------------------------------------------------------
                                                           $   723,687
----------------------------------------------------------------------
Electric Utilities -- 2.7%
----------------------------------------------------------------------
DPL, Inc.                                         6,500    $   151,125
DQE, Inc.                                           400         15,300
Duke Energy Corp.                                 4,000        230,000
----------------------------------------------------------------------
                                                           $   396,425
----------------------------------------------------------------------
Electrical Equipment -- 1.0%
----------------------------------------------------------------------
American Power Conversion Corp.(1)                2,100    $    74,156
Applied Power, Inc.                               2,800         80,150
----------------------------------------------------------------------
                                                           $   154,306
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Electronics - Instruments -- 0.2%
----------------------------------------------------------------------
SCI Systems, Inc.(1)                                600    $    31,950
----------------------------------------------------------------------
                                                           $    31,950
----------------------------------------------------------------------
Electronics - Semiconductors and Related -- 1.1%
----------------------------------------------------------------------
Dallas Semiconductor Corp.                        4,000    $   171,750
----------------------------------------------------------------------
                                                           $   171,750
----------------------------------------------------------------------
Entertainment and Leisure -- 1.0%
----------------------------------------------------------------------
Carnival Corp.                                    6,000    $   149,250
----------------------------------------------------------------------
                                                           $   149,250
----------------------------------------------------------------------
Financial Services -- 5.5%
----------------------------------------------------------------------
Associates First Capital Corp.                    8,000    $   177,500
Concord EFS, Inc.(1)                              9,500        212,562
Fannie Mac                                        4,600        277,437
Freddie Mac                                       1,600         73,500
Profit Recovery Group International,
Inc.(1)                                           5,000         87,813
----------------------------------------------------------------------
                                                           $   828,812
----------------------------------------------------------------------
Foods -- 2.6%
----------------------------------------------------------------------
Keebler Food Products Co.(1)                      5,000    $   157,188
Nabisco Holdings Corp., Class A                   6,000        225,375
----------------------------------------------------------------------
                                                           $   382,563
----------------------------------------------------------------------
Household Products -- 2.4%
----------------------------------------------------------------------
Kimberly-Clark Corp.                              6,200    $   359,988
----------------------------------------------------------------------
                                                           $   359,988
----------------------------------------------------------------------
Industrial Equipment -- 0.5%
----------------------------------------------------------------------
Regal-Beloit Corp.                                4,100    $    74,056
----------------------------------------------------------------------
                                                           $    74,056
----------------------------------------------------------------------
Insurance -- 4.4%
----------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                       1,100    $   108,419
MetLife, Inc.(1)                                 18,500        306,406
Xl Capital Ltd.                                   5,000        238,125
----------------------------------------------------------------------
                                                           $   652,950
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Investment Services -- 2.2%
----------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         3,300    $   336,394
----------------------------------------------------------------------
                                                           $   336,394
----------------------------------------------------------------------
Lodging and Gaming -- 0.5%
----------------------------------------------------------------------
Park Place Entertainment Corp.(1)                 5,800    $    74,313
----------------------------------------------------------------------
                                                           $    74,313
----------------------------------------------------------------------
Medical and Lab Products -- 1.6%
----------------------------------------------------------------------
Sybron International Corp.(1)                     7,500    $   233,438
----------------------------------------------------------------------
                                                           $   233,438
----------------------------------------------------------------------
Medical Products -- 1.7%
----------------------------------------------------------------------
Bard (C.R.), Inc.                                 6,000    $   261,375
----------------------------------------------------------------------
                                                           $   261,375
----------------------------------------------------------------------
Metals - Industrial -- 1.5%
----------------------------------------------------------------------
Reynolds Metals Co.                               3,300    $   219,450
----------------------------------------------------------------------
                                                           $   219,450
----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.7%
----------------------------------------------------------------------
Baker Hughes, Inc.                                8,000    $   254,500
----------------------------------------------------------------------
                                                           $   254,500
----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 1.3%
----------------------------------------------------------------------
Devon Energy Corp.                                4,000    $   192,750
----------------------------------------------------------------------
                                                           $   192,750
----------------------------------------------------------------------
Oil and Gas - Integrated -- 6.5%
----------------------------------------------------------------------
Conoco, Inc.                                     15,000    $   373,125
Exxon Mobil Corp.                                 4,600        357,363
Total Fina Elf SA - ADR                           1,000         75,625
Unocal Corp.                                      5,000        161,563
----------------------------------------------------------------------
                                                           $   967,676
----------------------------------------------------------------------
Paper and Forest Products -- 2.5%
----------------------------------------------------------------------
Mead Corp. (The)                                  5,300    $   184,506
Willamette Industries, Inc.                       5,000        190,938
----------------------------------------------------------------------
                                                           $   375,444
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Printing and Business Products -- 1.5%
----------------------------------------------------------------------
Valassis Communications, Inc.(1)                  6,500    $   221,406
----------------------------------------------------------------------
                                                           $   221,406
----------------------------------------------------------------------
Publishing -- 5.3%
----------------------------------------------------------------------
Central Newspapers, Inc.                          2,500    $    76,719
Gannett Co., Inc.                                 5,500        351,313
McGraw-Hill Cos., Inc. (The)                      7,000        367,500
----------------------------------------------------------------------
                                                           $   795,532
----------------------------------------------------------------------
REITS -- 1.1%
----------------------------------------------------------------------
Plum Creek Timber Co., Inc.                       6,500    $   158,438
----------------------------------------------------------------------
                                                           $   158,438
----------------------------------------------------------------------
Retail - Food and Drug -- 2.5%
----------------------------------------------------------------------
CVS Corp.                                         2,000    $    87,000
Safeway, Inc.(1)                                  6,500        286,813
----------------------------------------------------------------------
                                                           $   373,813
----------------------------------------------------------------------
Retail - Specialty and Apparel -- 0.3%
----------------------------------------------------------------------
Best Buy Co., Inc.(1)                               500    $    40,375
----------------------------------------------------------------------
                                                           $    40,375
----------------------------------------------------------------------
Transportation -- 2.0%
----------------------------------------------------------------------
CNF Transportation, Inc.                          8,000    $   223,500
Union Pacific Corp.                               1,700         71,613
----------------------------------------------------------------------
                                                           $   295,113
----------------------------------------------------------------------
Trucks and Parts -- 0.5%
----------------------------------------------------------------------
Oshkosh Truck Corp.                               2,500    $    78,750
----------------------------------------------------------------------
                                                           $    78,750
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $13,388,346)                           $14,381,263
----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 5.2%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
FHLB Discount Notes, 5.88%, 5/1/00          $       775    $   775,000
----------------------------------------------------------------------
                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $775,000)                           $   775,000
----------------------------------------------------------------------
Total Investments -- 101.5%
   (identified cost $14,163,346)                           $15,156,263
----------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.5)%                   $  (226,568)
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $14,929,695
----------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2000
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $14,163,346)         $15,156,263
Cash                                            1,019
Receivable for investments sold               211,851
Receivable for Fund shares sold               525,128
Dividends receivable                           13,078
-----------------------------------------------------
TOTAL ASSETS                              $15,907,339
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for investments purchased         $   960,405
Accrued expenses                               17,239
-----------------------------------------------------
TOTAL LIABILITIES                         $   977,644
-----------------------------------------------------
NET ASSETS                                $14,929,695
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $14,165,069
Accumulated net realized loss (computed
   on the basis of identified cost)          (220,338)
Accumulated net investment loss                (7,953)
Net unrealized appreciation (computed on
   the basis of identified cost)              992,917
-----------------------------------------------------
TOTAL                                     $14,929,695
-----------------------------------------------------
Class A Shares
-----------------------------------------------------
NET ASSETS                                $ 5,770,185
SHARES OUTSTANDING                            541,397
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     10.66
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $10.66)       $     11.31
-----------------------------------------------------
Class B Shares
-----------------------------------------------------
NET ASSETS                                $ 5,424,900
SHARES OUTSTANDING                            526,176
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $     10.31
-----------------------------------------------------
Class C Shares
-----------------------------------------------------
NET ASSETS                                $ 3,734,610
SHARES OUTSTANDING                            352,992
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $     10.58
-----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
APRIL 30, 2000(1)
Investment Income
----------------------------------------------------
Dividends                                 $   27,047
Interest                                       9,784
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   36,831
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $   12,150
Administration fee                             2,792
Distribution and service fees
   Class A                                     2,368
   Class B                                     5,683
   Class C                                     3,837
Printing and postage                           7,228
Registration fees                              6,920
Transfer and dividend disbursing agent
   fees                                        1,183
Custodian fee                                  1,578
Legal and accounting services                    500
Miscellaneous                                  1,135
----------------------------------------------------
TOTAL EXPENSES                            $   45,374
----------------------------------------------------
Deduct --
   Reduction of custodian fee             $      590
----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $      590
----------------------------------------------------

NET EXPENSES                              $   44,784
----------------------------------------------------

NET INVESTMENT LOSS                       $   (7,953)
----------------------------------------------------

Realized and Unrealized
Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (220,338)
----------------------------------------------------
NET REALIZED LOSS                         $ (220,338)
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $  992,917
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  992,917
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $  772,579
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  764,626
----------------------------------------------------

 (1) For the period from the start of business, December 27, 1999, to April 30, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             APRIL 30, 2000(1)
--------------------------------------------------------------
From operations --
   Net investment loss                    $             (7,953)
   Net realized loss                                  (220,338)
   Net change in unrealized appreciation
      (depreciation)                                   992,917
--------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $            764,626
--------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $          5,514,235
      Class B                                        5,203,755
      Class C                                        3,603,917
   Cost of shares redeemed
      Class A                                          (60,998)
      Class B                                          (11,710)
      Class C                                          (84,140)
--------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $         14,165,059
--------------------------------------------------------------

NET INCREASE IN NET ASSETS                $         14,929,685
--------------------------------------------------------------

Net Assets
--------------------------------------------------------------
At beginning of period                    $                 10
--------------------------------------------------------------
AT END OF PERIOD                          $         14,929,695
--------------------------------------------------------------

Accumulated net
investment loss included
in net assets
--------------------------------------------------------------
AT END OF PERIOD                          $             (7,953)
--------------------------------------------------------------

 (1) For the period from the start of business, December 27, 1999, to April 30, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                       CLASS A
                                                    --------------
                                                    PERIOD ENDED
                                                    APRIL 30, 2000
                                                    (UNAUDITED)(1)
------------------------------------------------------------------
Net asset value -- Beginning of period                 $10.000
------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------
Net investment income                                  $ 0.004
Net realized and unrealized gain                         0.656
------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                           $ 0.660
------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                       $10.660
------------------------------------------------------------------

TOTAL RETURN(2)                                           6.60%
------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------
Net assets, end of period (000's omitted)              $ 5,770
Ratios (As a percentage of average daily net
   assets):
   Expenses                                               1.86%(3)
   Expenses after custodian fee reduction                 1.83%(3)
   Net investment income                                  0.21%(3)
Portfolio Turnover                                          27%
------------------------------------------------------------------

 (1) For the period from the start of business, December 27, 1999, to April 30, 2000.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                       CLASS B
                                                    --------------
                                                    PERIOD ENDED
                                                    APRIL 30, 2000
                                                    (UNAUDITED)(1)
------------------------------------------------------------------
Net asset value -- Beginning of period                 $10.000
------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------
Net investment loss                                    $(0.010)
Net realized and unrealized gain                         0.320
------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                           $ 0.310
------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                       $10.310
------------------------------------------------------------------

TOTAL RETURN(2)                                           3.10%
------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------
Net assets, end of period (000's omitted)              $ 5,425
Ratios (As a percentage of average daily net
   assets):
   Expenses                                               2.88%(3)
   Expenses after custodian fee reduction                 2.85%(3)
   Net investment loss                                   (0.97)%(3)
Portfolio Turnover                                          27%
------------------------------------------------------------------

 (1) For the period from the start of business, January 18, 2000, to April 30, 2000.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                       CLASS C
                                                    --------------
                                                    PERIOD ENDED
                                                    APRIL 30, 2000
                                                    (UNAUDITED)(1)
------------------------------------------------------------------
Net asset value -- Beginning of period                 $10.000
------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------
Net investment loss                                    $(0.013)
Net realized and unrealized gain                         0.593
------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                           $ 0.580
------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                       $10.580
------------------------------------------------------------------

TOTAL RETURN(2)                                           5.80%
------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------
Net assets, end of period (000's omitted)              $ 3,735
Ratios (As a percentage of average daily net
   assets):
   Expenses                                               2.95%(3)
   Expenses after custodian fee reduction                 2.92%(3)
   Net investment loss                                   (1.15)%(3)
Portfolio Turnover                                          27%
------------------------------------------------------------------

 (1) For the period from the start of business, January 24, 2000, to April 30, 2000.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to achieve long-term after-tax returns by investing in a diversified portfolio of value securities, primarily in well-established U.S. companies. The Fund has three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Fund positions. Should prices move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Other -- Investment transactions are accounted for on a trade date basis.

 H Interim Financial Statements -- The interim financial statements relating to
   April 30, 2000 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all or substantially all of its net

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   realized capital gains. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest distributions in shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                PERIOD ENDED
    CLASS A                                   APRIL 30,2000(1)
    ----------------------------------------------------------
    Sales                                           547,724
    Redemptions                                      (6,328)
    ----------------------------------------------------------
    NET INCREASE                                    541,396
    ----------------------------------------------------------

                                                PERIOD ENDED
    CLASS B                                   APRIL 30, 2000(2)
    -----------------------------------------------------------
    Sales                                            527,420
    Redemptions                                       (1,244)
    -----------------------------------------------------------
    NET INCREASE                                     526,176
    -----------------------------------------------------------

                                                PERIOD ENDED
    CLASS C                                   APRIL 30, 2000(3)
    -----------------------------------------------------------
    Sales                                            361,022
    Redemptions                                       (8,030)
    -----------------------------------------------------------
    NET INCREASE                                     352,992
    -----------------------------------------------------------

 (1) For the period from the start of business, December 27, 1999, to April 30, 2000.
 (2) For the period from the start of business, January 18, 2000, to April 30, 2000.
 (3) For the period from the start of business, January 24, 2000, to April 30, 2000.

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. Under the advisory agreement, EVM receives a monthly advisory fee in the amount of 13/240 of 1% (equal to 0.650% annually) of the average daily net assets of the Fund up to $500 million, and at reduced rates as daily net assets exceed that level. For the period from the start of business, December 27, 1999 to April 30, 2000, the advisory fee amounted to $12,150. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of the average daily net assets of the Fund. For the period from the start of business, December 27, 1999 to April 30, 2000, the administration fee amounted to $2,792. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $16,495 as its portion of the sales charge on sales of Class A shares for the period from the start of business, December 27, 1999 to April 30, 2000. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administrative fees. Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business, December 27, 1999 to April 30, 2000, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   paid or accrued $4,260 and $2,878, for Class B and C shares, respectively, to or payable to EVD for the period from the start of business, December 27, 1999 to April 30, 2000, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At April 30, 2000, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $247,000 and $186,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees payments paid or accrued for the period from the start of business, December 27, 1999 to April 30, 2000 amounted to $2,368, $1,423 and $959 for Class A, Class B and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based on the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending on the circumstances of purchase). Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see
   Note 5). CDSC received on Class B and Class C redemptions when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $1,000 and $0 of CDSC paid by shareholders of Class B and Class C shares, respectively, during the period from the start of business, December 27, 1999 to April 30, 2000.

7 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $15,176,145 and $1,567,461, respectively, for the period from the start of business, December 27, 1999 to April 30, 2000.

8 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $14,163,346
    ------------------------------------------------------
    Gross unrealized appreciation             $ 1,053,866
    Gross unrealized depreciation                 (60,949)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $   992,917
    ------------------------------------------------------

9 Financial Instruments
-------------------------------------------
   The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   The Fund did not have any open obligations under these financial instruments at April 30, 2000.

10 Line of Credit
-------------------------------------------
   The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the period from the start of business, December 27, 1999 to April 30, 2000.

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2000

INVESTMENT MANAGEMENT

Officers

James B. Hawkes
President and Trustee

Willam H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Michael R. Mach
Vice President and
Portfolio Manager

Robert B. MacIntosh
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE
TAX-MANAGED VALUE FUND
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attn:  Eaton Vance Funds
P.O. Box 9653
Providence, RI  02904-9653
(800) 262-1122


EATON VANCE TAX-MANAGED VALUE  FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
501-6/00                                                              TVSRC-6/00